Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Leases

Note 10. - Leases

The Company has a non-cancellable operating lease for its corporate office space in Golden, Colorado which qualifies for capitalization under ASC 842 Leases. The Company did not renew the lease, for Little Rock, Arkansas location. As of June 30, 2025, the Golden, Colorado lease has a remaining term of approximately four years and includes an option to extend for up to ten additional years; however, the extension option is not recognized as part of the right-of-use asset as it is not reasonably certain to be exercised. The Company has elected not to capitalize leases with terms of one year or less. As of June 30, 2025, and December 31, 2024, the net right-of-use asset “ROU” recorded under the operating lease was $625,355 and $703,524, respectively, and the corresponding lease liability was $794,493 and $874,834, respectively.

The Company analyzes contracts above certain thresholds to identify leases and lease components. Lease and non-lease components are not separated for facility space leases. The Company uses its contractual borrowing rate to determine lease discount rates when an implicit rate is not available. Total lease cost for the three and six months ended June 30, 2025 and June 30, 2024, included in unaudited condensed consolidated statements of operations, is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Operating lease cost	$63,185	$64,198	$124,191	$133,635

The following represents the activity for the Company’s operating lease:

	June 30, 2025	December 31, 2024
ROU assets that are related to lease properties are presented as follows:
Beginning balance	$703,524	$859,861
Amortization charge for the period	(78,169)	(156,337)
Ending balance	$625,355	$703,524

Other information relating to the operating lease is as follows:

Weighted average remaining lease term in years	4.0	2.4
Weighted average discount rate	6.9%	6.9%

Future minimum lease payments as of June 30, 2025 and December 31, 2024 are as follows:

Year	June 30, 2025	December 31, 2024
2025	$109,143	$217,925
2026	222,275	222,275
2027	226,705	226,705
2028	231,216	231,216
2029	117,709	117,709
Total future minimum lease payments	907,048	1,015,830
Less: Imputed interest	112,555	140,996
Operating lease liabilities	794,493	874,834
Less: current portion	174,319	161,952
Non-current portion of lease liability	$620,174	$712,882

Note 11. Leases

The Company has non-cancellable operating leases for facility space with varying terms. All of the active leases for facility space qualified for capitalization under FASB ASC 842, Leases. These leases have remaining lease terms between one to seven years and may include options to extend the leases for up to ten years. The extension terms are not recognized as part of the right-of-use assets. The Company has elected not to capitalize leases with terms equal to, or less than, one year. As of December 31, 2024, and December 31, 2023, net assets recorded under operating leases were $703,524 and $859,861 respectively, and net lease liabilities were $874,834 and $1,007,993, respectively.

The Company analyzes contracts above certain thresholds to identify leases and lease components. Lease and non-lease components are not separated for facility space leases. The Company uses its contractual borrowing rate to determine lease discount rates when an implicit rate is not available. Total lease cost for the year ended December 31, 2024 and December 31, 2023, included in Consolidated Statements of Operations, is detailed in the table below:

	Year ended December 31, 2024	Year ended December 31, 2023
Operating lease cost	$-	$-
Short-term lease cost	258,477	315,615
Total Lease Cost	$258,477	$315,615

ROU assets that are related to lease properties are presented as follows:
Beginning balance	$859,861	$1,016,198
Additions to right-of-use assets	-	-
Amortization charge for the year	(156,337)	(156,337)
Lease modifications	-	-
Ending balance	$703,524	$859,861

Further information related to leases is as follows:
Weighted-average remaining lease term	2.42 Years	3.42 Years
Weighted-average discount rate	6.87%	6.87%

Future minimum lease payments as of December 31, 2024 and December 31, 2023 are as follows:

Year
2024	$-	$197,520
2025	217,925	217,925
2026	222,275	222,275
2027	226,705	226,705
2028	231,216	231,216
Thereafter	117,709	117,710
Total future minimum lease payments	$1,015,830	$1,213,351
Less: Imputed interest	140,996	205,358
Operating lease liabilities	$874,834	$1,007,993
Less: Current portion	161,952	132,546
Non-current portion of lease liabilities	$712,882	$875,447